Operating segments - Summary of depreciation and amortisation within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	$ 4,015	$ 4,375	$ 4,794
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,682	1,645	1,645
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,122	1,199	1,250
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,317	1,452	1,601
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	475	652	739
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	26	32	34
Product group [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	4,622	4,980	5,269
Other items [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	43	42	51
Depreciation and amortisation of equity accounted units [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	$ (650)	$ (647)	$ (526)